Other disclosures - Risk Management and Principal Risks - Interest Income sensitivity (AEaR) by currency (audited) (Details) - +/- 25bps - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interest rate risk
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	£ 71	£ 100
Net interest income sensitivity (AEaR), decrease	(158)	(408)
Interest rate risk | Pro Forma
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase		83
GBP London Interbank Offered rate (LIBOR)
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	14	48
Net interest income sensitivity (AEaR), decrease	(85)	(313)
USD LIBOR
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	58	48
Net interest income sensitivity (AEaR), decrease	(62)	(63)
EUR LIBOR
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	5	10
Net interest income sensitivity (AEaR), decrease	(15)	(34)
Other currencies
Disclosure of operating segments [line items]
Net interest income sensitivity (AEaR), increase	(6)	(6)
Net interest income sensitivity (AEaR), decrease	£ 4	£ 2